Basis of preparation (Details) € in Thousands, $ in Thousands								12 Months Ended
	May 12, 2024 EUR (€) tranche shares	May 12, 2024 SAR (ر.س) shares	Dec. 27, 2023 EUR (€)	Dec. 27, 2023 SAR (ر.س)	Oct. 30, 2023 EUR (€)	Oct. 30, 2023 USD ($)	Jun. 26, 2023 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	May 12, 2024 USD ($) tranche	Dec. 31, 2023 USD ($)	Oct. 31, 2023 EUR (€)	Oct. 31, 2023 USD ($)	Jun. 26, 2023 SAR (ر.س)	Dec. 31, 2020 EUR (€)
Disclosure of changes in accounting estimates [line items]
Comprehensive loss								€ 35,803		€ 31,917	€ 45,703
Loss before taxes								(35,245)		(38,596)	(57,422)
Loss of operations resulting in operating cash outflow								(31,749)		(26,488)	(21,739)
Accumulated deficit								(177,100)
Equity								(25,282)		7,411	27,258						€ 64,926
Principal amount								82,395		57,825
Invested amount								4,973
Cash and cash equivalents								19,099		35,951	17,818						€ 48,156
Short term debt obligation								28,000
Investment in Joint Venture								2,784
Cash received from loans								€ 25,500		€ 40,568	€ 1,772
Convert period	10 days	10 days
Convertible Loan
Disclosure of changes in accounting estimates [line items]
Principal amount | $													$ 27,127
Genomics Innovations Company Limited
Disclosure of changes in accounting estimates [line items]
Invested amount | $									$ 5,000
Founding capital (in percent)							20.00%	20.00%	20.00%
Received cash inflows			€ 9,400	ر.س 40,000,000
Proportion of ownership interest in joint venture							20.00%	20.00%	20.00%
Investment in Joint Venture							€ 4,973	€ 2,784								ر.س 20,000,000
Genomics Innovations Company Limited | Convertible Loan
Disclosure of changes in accounting estimates [line items]
Cash received from loans | $						$ 30,000
Genomics Innovations Company Limited | Pharmaceutical Investment Company
Disclosure of changes in accounting estimates [line items]
Founding capital (in percent)							80.00%
Proportion of ownership interest in joint venture							80.00%
Investment in Joint Venture							€ 19,892									ر.س 80,000,000
Convertible Loan Agreement with Lifera
Disclosure of changes in accounting estimates [line items]
Principal amount													$ 30,000	€ 28,332	$ 30,000
Loan term								6 months	6 months
Cash received from loans					€ 28,300	$ 30,000
Receivable Transfer Agreement | Pharmaceutical Investment Company
Disclosure of changes in accounting estimates [line items]
Aggregate purchase price	€ 13,900											$ 15,000
Number of tranches | tranche	3											3
Purchase price in each tranche | $												$ 5,000
Sale of Interest in Joint Venture | Genomics Innovations Company Limited | Pharmaceutical Investment Company
Disclosure of changes in accounting estimates [line items]
Founding capital (in percent)	4.00%	4.00%
Shares sells	16.00%	16.00%
Cash	€ 4,900	ر.س 20,000,000.0
Proportion of ownership interest in joint venture	4.00%	4.00%
Number of shares agreed to sell under the joint venture | shares	16,000	16,000
Second loan amendment
Disclosure of changes in accounting estimates [line items]
Second conversion of the aggregate principal amount | $												15,000
Second loan amendment | Amended convertible loan agreement with Lifera
Disclosure of changes in accounting estimates [line items]
Conversion of the aggregate principal amount | $												15,000
Second conversion of the aggregate principal amount | $												$ 15,000
Convert period	10 days	10 days